Provisions for Sundry Creditors - Summary of provisions for plugging of wells (Detail) - MXN ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Provision For Plugging Of Wells [Line Items]
Provisions for plugging of wells	$ 126,608,358	$ 115,514,750	$ 61,117,106	$ 66,699,388
2026
Disclosure Of Provision For Plugging Of Wells [Line Items]
Provisions for plugging of wells	613,082
2027
Disclosure Of Provision For Plugging Of Wells [Line Items]
Provisions for plugging of wells	232,915
2028
Disclosure Of Provision For Plugging Of Wells [Line Items]
Provisions for plugging of wells	2,697,143
2029
Disclosure Of Provision For Plugging Of Wells [Line Items]
Provisions for plugging of wells	1,459,736
2030
Disclosure Of Provision For Plugging Of Wells [Line Items]
Provisions for plugging of wells	4,102,872
More than five years
Disclosure Of Provision For Plugging Of Wells [Line Items]
Provisions for plugging of wells	$ 117,502,610